Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax - Changes In Valuation Allowances Details 5
Balance, April 1	$ 4,607	$ 4,270	$ 4,459
Charged / (credited) to income tax expense	(404)	337	(189)
Balance, March 31	$ 4,203	$ 4,607	$ 4,270